Operating Segments - Operating Revenue by Service Type (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	₩ 17,520,013	₩ 17,091,816	₩ 17,136,734
External [member]
Disclosure of operating segments [line items]
Revenue	17,520,013	17,091,816	17,136,734
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	20,341,169	19,889,322	20,238,944
Operating segments [member] | External [member]
Disclosure of operating segments [line items]
Revenue	17,520,013	17,091,816	17,136,734
Operating segments [member] | Cellular Services [member]
Disclosure of operating segments [line items]
Revenue	14,873,543	14,635,720	14,962,689
Operating segments [member] | Cellular Services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	13,262,135	13,004,909	13,269,278
Operating segments [member] | Cellular Services [member] | External [member] | Wireless service [member]
Disclosure of operating segments [line items]
Revenue	10,638,961	10,582,963	10,720,518
Operating segments [member] | Cellular Services [member] | External [member] | Cellular interconnection [member]
Disclosure of operating segments [line items]
Revenue	592,754	614,446	710,026
Operating segments [member] | Cellular Services [member] | External [member] | Wireless device sales [member]
Disclosure of operating segments [line items]
Revenue	1,052,203	922,449	963,354
Operating segments [member] | Cellular Services [member] | External [member] | Miscellaneous [member]
Disclosure of operating segments [line items]
Revenue	978,217	885,051	875,380
Operating segments [member] | Fixed-line telecommunication services [member]
Disclosure of operating segments [line items]
Revenue	3,586,887	3,349,905	3,162,712
Operating segments [member] | Fixed-line telecommunication services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	2,724,151	2,651,193	2,494,573
Operating segments [member] | Fixed-line telecommunication services [member] | External [member] | Fixed line telephone service [member]
Disclosure of operating segments [line items]
Revenue	316,763	357,754	420,611
Operating segments [member] | Fixed-line telecommunication services [member] | External [member] | Fixed line interconnection [member]
Disclosure of operating segments [line items]
Revenue	116,070	134,089	57,130
Operating segments [member] | Fixed-line telecommunication services [member] | External [member] | Broadband internet service and advanced media platform service [member]
Disclosure of operating segments [line items]
Revenue	1,641,645	1,472,776	1,308,789
Operating segments [member] | Fixed-line telecommunication services [member] | External [member] | International calling service [member]
Disclosure of operating segments [line items]
Revenue	89,412	95,986	99,106
Operating segments [member] | Fixed-line telecommunication services [member] | External [member] | Miscellaneous [member]
Disclosure of operating segments [line items]
Revenue	560,261	590,588	608,937
Operating segments [member] | E-commerce services [member]
Disclosure of operating segments [line items]
Revenue	1,091,903	1,177,323	1,703,278
Operating segments [member] | E-commerce services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	1,044,171	1,001,316	1,059,979
Operating segments [member] | Others [member]
Disclosure of operating segments [line items]
Revenue	788,836	726,374	410,265
Operating segments [member] | Others [member] | External [member]
Disclosure of operating segments [line items]
Revenue	489,556	434,398	312,904
Operating segments [member] | Others [member] | External [member] | Portal service [member]
Disclosure of operating segments [line items]
Revenue	43,952	54,177	71,812
Operating segments [member] | Others [member] | External [member] | Miscellaneous [member]
Disclosure of operating segments [line items]
Revenue	₩ 445,604	₩ 380,221	₩ 241,092